Subsidiaries - Summary of Subsidiaries Included in Consolidated Financial Statements (Detail) (Parenthetical)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Jaguahr Therapeutics Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of Ownership (%)	55.00%	55.00%